Short-Term Borrowings	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
SHORT-TERM BORROWINGS
10.	SHORT-TERM BORROWINGS

	December 31,
	2019	2018
Loans from Hangzhou Lianluo Interactive.	$931,450	$-
Loans from DGHKT.	33,000	-
Loans from Ping Chen	243,881	-
Total short-term borrowings	1,208,331	-

The short-term borrowings are all from related parties. See Note 19.

Interest expense on short-term borrowings amounted to $0, $200,799 and $6,246 for the years ended December 31, 2019, 2018 and 2017, respectively.